Changes in capital accounts, detail (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares, beginning balance	79,998	146,662	159,996
Grants in Period	0	0	53,333
Vested in Period	(66,664)	(66,664)	(66,667)
Forfeited in Period	0	0	0
Number of shares, ending balance	13,334	79,998	146,662
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Weighted average grant date fair value, beginning balance	$ 12.50	$ 12.95	$ 15.00
Grants in Period, Weighted Average Grant Date Fair Value	$ 0	$ 0	$ 7.50
Vested in Period, Weighted Average Grant Date Fair Value	$ 13.50	$ 13.50	$ 13.50
Forfeited in Period, Weighted Average Grant Date Fair Value	$ 0	$ 0	$ 0
Weighted average grant date fair value, ending balance	$ 7.50	$ 12.50	$ 12.95